Other Operating Income And Expenses - Additional Information (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	[1]	€ 533	€ 563	[2]
Other operating expense	[1]	2,476	1,977	[2]
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income		70	96
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income		87	121
Gains on divestment of some mature products		344	319
Other related parties | Regeneron | Commercialization Related Expenses [Member]
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expense		€ 2,331	€ 1,841

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.